Short-term Loans - Summary of Short-term Loans (Detail) € in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about borrowings [line items]
Amount	$ 114,921.3	$ 88,559.0	$ 4,142.8
Unsecured Loans [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 114,921.3	$ 88,559.0
Short Term Loans [Member]
Disclosure of detailed information about borrowings [line items]
Loan content			$ 0.0	€ 3,652.9	$ 200.0	€ 2,398.0
Maturity date	2022-06	2021-02
Short Term Loans [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	(0.73%)	(0.54%)	(0.73%)	(0.73%)	(0.54%)	(0.54%)
Short Term Loans [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	0.00%	0.33%	0.00%	0.00%	0.33%	0.33%